Income tax - Reconciliation of the income before tax at the statutory rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Income (loss) before tax	$ 76,285	$ 68,709	$ 60,016
At applicable statutory tax rate
Foreign tax rate differences	6,372	6,781	5,425
Permanent differences:
Tax audit: disallowance prior year interest expense	2,741
Tax audit, amended tax return and changes in uncertain tax position, net	6,326	385	558
Non-deductible interest expense		571	1,477
Non-deductible withholding tax	984	625	717
Non-deductible loss on derivatives	(37)	(114)	120
Tax exemptions	(13)	(13)	(13)
Non-deductible other financial items	102	(106)	194
Other non-deductible costs	237	(18)	45
Tax credits	(960)	(742)	(1,252)
Impact of change in tax rate on deferred tax assets and deferred tax liabilities	538	(1,809)
Adjustment for valuation allowance		4	4
Income Tax Expense (Benefit), Total	$ 16,290	$ 5,564	$ 7,275
Corporate tax	0.00%	0.00%	0.00%